Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	$ 15,550	$ 18,402
Work in-progress	19,955	5,138
Finished products	8,741	5,400
Total inventories at the lower of cost and net realizable value	44,246	28,940
Inventory write-down	$ 707	$ 561